BALANCE SHEET - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 17, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,412,665,000				$ 405,080,000		$ 262,368,000
Total current assets	2,053,111,000				2,087,644,000
TOTAL ASSETS	2,175,582,000				2,231,684,000
Current liabilities
Accounts payable and accrued expenses	25,270,000				32,977,000
Accrued expenses	11,002,000				16,342,000
Total current liabilities	393,389,000				1,126,382,000
Total liabilities	575,575,000				1,583,285,000
Commitments
Class A ordinary shares subject to possible redemption, 38,964,589 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively					1,381,502,000
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	54,000
Additional paid-in capital	2,677,155,000				57,362,000
Accumulated deficit	(1,077,243,000)				(790,483,000)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND SHAREHOLDERS' EQUITY DEFICIT	$ 2,175,582,000				2,231,684,000
Social Capital Member
Current Assets
Cash and cash equivalents		$ 250,461			0	$ 0
Prepaid expenses		383,761			0
Total current assets		634,222			0
Deferred offering costs		0			52,673
Deferred Offering Cost					52,673
Cash and Marketable securities held in Trust Account		414,042,207			0
TOTAL ASSETS		414,676,429			52,673
Current liabilities
Accrued expenses		4,362,316			0
Accrued offering costs		0			52,673
Advances from related party		0			21,631
Promissory note - related party		1,138,497			0
Total current liabilities		5,500,813			74,304
Deferred underwriting fee payable		14,490,000			0
Total liabilities		19,990,813			74,304
Commitments
Class A ordinary shares subject to possible redemption, 38,964,589 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively		389,685,614			0
Shareholder's Equity (Deficit)
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding		0			0
Additional paid-in capital		11,341,549			0
Accumulated deficit		(6,342,826)			(21,631)
Total shareholders' equity (deficit)		5,000,002	$ 5,000,007	$ 3,369	(21,631)	0
TOTAL LIABILITIES, TEMPORARY EQUITY, AND SHAREHOLDERS' EQUITY DEFICIT		414,676,429			52,673
Social Capital Member | Common Class A
Shareholder's Equity (Deficit)
Common Stock, Value, Issued		244			0
Social Capital Member | Common Class B
Shareholder's Equity (Deficit)
Common Stock, Value, Issued		$ 1,035			$ 0
Total shareholders' equity (deficit)						$ 0